Fair Value Measurements	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 7 - Fair Value Measurements
The Company uses a three-tier fair value hierarchy to prioritize the inputs used in the fair value measurements. All of the Company's cash and cash equivalents are classified within Level 1 as they are valued using quoted market prices or alternative pricing sources. The Public Warrants are classified as Level 1 due to the use of an observable market quote in an active market. The senior secured term loan and PPP loan are classified within Level 2 as they are valued using market-based risk measurements that are indirectly observable, such as credit risk. Legacy Volta Preferred Stock warrant liabilities and the Private Warrants are classified within Level 3. The Preferred Stock warrant liabilities are measured by the OPM Back Solve approach under the market method. In determining the fair value of the private placement warrant liability, the Company used the BLM that assumes optimal exercise of the Company’s redemption option at the earliest possible date.
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Carrying Amount	Total	Level 1	Level 2	Level 3
		(in thousands)
December 31, 2020
Liabilities
PPP loan	$3,193	$3,193	$—	$3,193	$—
Senior secured term loan	49,000	50,960	—	50,960	—
Preferred Stock warrant liability	698	698	—	—	698
Total	$52,891	$54,851	$—	$54,153	$698

December 31, 2021
Liabilities
Senior secured term loan	39,995	41,242	—	41,242	—
Private warrants	11,036	11,036	—	—	11,036
Public warrants	16,036	16,036	16,036	—	—
Total	$67,067	$68,314	$16,036	$41,242	$11,036
Level 2 valuation - senior secured term loan, PPP
The Company measures the fair value of the senior secured term loan using discounted cash flows and market-based expectations for credit risk and market risk. The carrying amount of the PPP loan approximated fair value due to the short-term nature of the loan.
Level 3 valuation - Legacy Volta Preferred Stock warrants and Private Warrants
The Company measured the value of its Legacy Volta Preferred Stock warrants on a recurring basis using the OPM Back Solve approach. The OPM Back Solve approach uses a Black-Scholes option pricing model to calculate the implied equity value of the Company. Once an overall equity value was determined, the aggregate amounts were allocated to the different classes of equity according to their rights and preferences. The inputs to the OPM Back Solve approach include time to liquidation, a risk-free interest rate, an assumption for a discount for lack of marketability and an assumed volatility based on the volatility of similar publicly traded companies. The Legacy Volta Preferred Stock warrants were exercised as of December 31, 2021.
The following table provides quantitative information regarding Level 3 Legacy Volta Preferred Stock warrants fair value measurement inputs at their measurement dates:

December 31, 2020
Expected dividend yield	—%
Risk-free interest rate	0.53%
Expected volatility	50.00%
Expected term (in years)	4.50
As of December 31, 2021, the Company has Private Warrants defined and discussed in Note 11 - Warrants. The warrants are measured at fair value on a recurring basis at the end of each reporting period using a BLM. The BLM's primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the Closing was derived from observable Public Warrants pricing. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrants pricing. Accordingly, the Private Warrants are classified as Level 3 financial instruments. The Private Warrants were valued as of December 31, 2021 using the estimated fair value price of $1.86 per Private Warrant. The following table provides quantitative information regarding Level 3 Private Warrants fair value measurement inputs at their measurement dates:

	August 26, 2021	December 31, 2021
Expected dividend yield	—%	—%
Risk-free interest rate	0.80%	1.18%
Expected volatility	33.40%	132.50%
Expected term (in years)	4.8	4.5
The changes in the fair value of the Private Warrants, Public Warrants and Legacy Volta Preferred Stock Warrants were as follows:

(in thousands)
December 31, 2019	$288
Increase in fair value of warrants	410
December 31, 2020	$698
Increase in fair value of Preferred Stock warrants	1,246
Release of liability upon exercise of Preferred Stock warrants	(1,944)
Addition of Private and Public Warrants	27,079
Release of liability upon exercise of Public Warrants	(1)
Decrease in fair value of Private and Public warrants	(7)
December 31, 2021	$27,071
There were no transfers of financial instruments between levels of the hierarchy for the years ended December 31, 2021 and 2020.
Note 6 - Fair Value Measurements
The Company uses a three-tier fair value hierarchy to prioritize the inputs used in the fair value measurements. All of the Company's cash and cash equivalents are classified within Level 1 as they are valued using quoted market prices or alternative pricing sources. The Public Warrants are classified as Level 1 due to the use of an observable market quote in an active market. The senior secured term loan is classified within Level 2 as they are valued using market-based risk measurements that are indirectly observable, such as credit risk. Private Warrants are classified within Level 3.
The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Carrying Amount	Total	Level 1	Level 2	Level 3
		(in thousands)
December 31, 2021
Liabilities
Senior secured term loan	$39,995	$41,242	$—	$41,242	$—
Public warrants	16,036	16,036	16,036	—	—
Private warrants	11,036	11,036	—	—	11,036
Total	$67,067	$68,314	$16,036	$41,242	$11,036

March 31, 2022
Liabilities
Senior secured term loan	$35,996	$37,118	$—	$37,118	$—
Public warrants	7,328	7,328	7,328	—	—
Private warrants	5,043	5,043	—	—	5,043
Total	$48,367	$49,489	$7,328	$37,118	$5,043
Level 2 valuation - senior secured term loan
The Company measures the fair value of the senior secured term loan using discounted cash flows and market-based expectations for credit risk and market risk.
Level 3 valuation - Private Warrants
As of March 31, 2022, the Company has Private Warrants defined and discussed in Note 10 - Warrants. The warrants are measured at fair value on a recurring basis. The Binomial Lattice Model's primary unobservable input utilized in determining the fair value of the Private Warrants is the expected volatility of the common stock. The expected volatility as of the Closing was derived from observable Public Warrants pricing. The expected volatility as of subsequent valuation dates was implied from the Company’s own Public Warrants pricing. Accordingly, the Private Warrants are classified as Level 3 financial instruments. The following table provides quantitative information regarding Level 3 Private Warrants fair value measurements inputs at their measurement dates:

	March 31, 2022	December 31, 2021
Expected dividend yield	—%	—%
Risk-free interest rate	2.4%	1.2%
Expected volatility	242.0%	132.5%
Expected term (in years)	4.4	4.5
The Private Warrants were valued as of March 31, 2022 using the estimated fair value price of $0.85 per Private Warrant. The changes in the fair value of the Private Warrants, Public Warrants and Legacy Volta preferred stock warrants were as follows:

(in thousands)
December 31, 2020	$698
Increase (decrease) in fair value of warrants	(88)
March 31, 2021	$610

December 31, 2021	$27,071
Increase (decrease) in fair value of Private and Public Warrants	(14,700)
March 31, 2022	$12,371
There were no transfers of financial instruments between levels of the hierarchy for the three months ended March 31, 2022 and 2021.